UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                               WHG LARGECAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 98.1%
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  CONSUMER DISCRETIONARY  - 6.7%
     Home Depot ....................................      6,500     $    241,605
     Macy's ........................................      6,200          223,634
     Nike, Cl B ....................................      6,400          361,280
     Walt Disney ...................................     14,200          468,600
                                                                    ------------
                                                                       1,295,119
                                                                    ------------
  CONSUMER STAPLES  - 6.3%
     Altria Group ..................................      7,300          485,231
     Colgate-Palmolive .............................      7,300          481,800
     General Mills .................................      4,400          244,728
                                                                    ------------
                                                                       1,211,759
                                                                    ------------
  ENERGY  - 15.3%
     Apache ........................................      5,700          460,788
     ConocoPhillips ................................      5,900          476,956
     Exxon Mobil ...................................      5,700          485,241
     Marathon Oil ..................................      8,600          474,720
     McDermott International * .....................      3,600          298,584
     Murphy Oil ....................................      8,000          496,320
     Occidental Petroleum ..........................      4,300          243,896
                                                                    ------------
                                                                       2,936,505
                                                                    ------------
  FINANCIAL SERVICES  - 24.4%
     Allstate ......................................      4,200          223,230
     American Express ..............................      8,000          468,320
     American International Group ..................      7,300          468,514
     Arch Capital Group * ..........................      3,400          236,844
     Bank of America ...............................     10,400          493,168
     Bank of New York Mellon .......................      5,700          242,535
     BlackRock .....................................      1,500          239,250
     Blackstone Group LP * .........................      6,800          163,268
     Citigroup .....................................     10,100          470,357
     Franklin Resources ............................      1,800          229,266
     Hartford Financial Services Group .............      5,200          477,724
     JP Morgan Chase ...............................     11,000          484,110

THE ADVISORS' INNER CIRCLE FUND                               WHG LARGECAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  FINANCIAL SERVICES - CONTINUED
     Lazard, Cl A ..................................      6,500     $    240,695
     Mastercard, Cl A ..............................      1,500          241,200
                                                                    ------------
                                                                       4,678,481
                                                                    ------------
  HEALTH CARE  - 5.1%
     CVS/Caremark ..................................     14,200          499,698
     Pfizer ........................................     20,000          470,200
                                                                    ------------
                                                                         969,898
                                                                    ------------
  INDUSTRIALS  - 10.1%
     Eagle Bulk Shipping ...........................     10,900          286,888
     FedEx .........................................      2,100          232,554
     General Electric ..............................     12,600          488,376
     ITT ...........................................      3,400          213,792
     Textron .......................................      2,100          237,069
     United Technologies ...........................      6,600          481,602
                                                                    ------------
                                                                       1,940,281
                                                                    ------------
  MATERIALS & PROCESSING  - 3.9%
     Allegheny Technologies ........................      2,300          241,339
     Freeport-McMoRan Copper & Gold ................      5,400          507,492
                                                                    ------------
                                                                         748,831
                                                                    ------------
  TECHNOLOGY  - 15.0%
     Accenture, Cl A ...............................      8,500          358,105
     Automatic Data Processing .....................     10,600          492,052
     Cisco Systems * ...............................      8,900          257,299
     Electronic Data Systems .......................      9,100          245,609
     International Business Machines ...............      3,100          343,015
     MEMC Electronic Materials * ...................      4,100          251,412
     Microsoft .....................................     16,200          469,638
     Oracle * ......................................     24,600          470,352
                                                                    ------------
                                                                       2,887,482
                                                                    ------------
  TELEPHONE & TELECOMMUNICATIONS  - 5.1%
     AT&T ..........................................     12,300          481,668
     Verizon Communications ........................     11,600          494,392
                                                                    ------------
                                                                         976,060
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND                               WHG LARGECAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  UTILITIES  - 6.2%
     Dominion Resources ............................      2,900     $    244,238
     Exelon ........................................      6,700          470,005
     PG&E ..........................................     11,000          470,910
                                                                    ------------
                                                                       1,185,153
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $17,646,896) .........................                  18,829,569
                                                                    ------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 2.0%
--------------------------------------------------------------------------------
     Fidelity Money Management Fund, Cl I,
        5.390% (A) .................................    253,904          253,904
     SEI Daily Income Trust, Treasury Fund,
        Cl A, 5.170% (A) ...........................    137,631          137,631
                                                                    ------------

     TOTAL SHORT-TERM INVESTMENTS
        (Cost $391,535) .............................                    391,535
                                                                    ------------

     TOTAL INVESTMENTS - 100.1%
        (Cost $18,038,431)  + .......................               $ 19,221,104
                                                                    ============

  PERCENTAGES ARE BASED ON NET ASSETS OF $19,198,507.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  CL       -  CLASS
  LP       -  LIMITED PARTNERSHIP

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,038,431, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,683,237 AND $(500,564), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                               WHG LARGECAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-007-0100

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 94.9%
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  AUTO & TRANSPORTATION  - 9.1%
     Alexander & Baldwin ...........................     23,200     $  1,257,904
     Double Hull Tankers ...........................     40,500          721,305
     Eagle Bulk Shipping ...........................     48,529        1,277,284
     Ultrapetrol Bahamas * .........................     25,500          599,250
     Wabtec ........................................     32,049        1,308,881
                                                                    ------------
                                                                       5,164,624
                                                                    ------------
  CONSUMER DISCRETIONARY  - 9.7%
     Alberto-Culver ................................     47,000        1,105,440
     BJ's Wholesale Club * .........................     32,300        1,096,908
     Dillard's, Cl A ...............................     35,600        1,064,084
     Getty Images * ................................     24,903        1,118,892
     Liz Claiborne .................................     16,200          569,268
     Tim Hortons ...................................     19,631          606,009
                                                                    ------------
                                                                       5,560,601
                                                                    ------------
  CONSUMER STAPLES  - 3.0%
     Dean Foods ....................................     19,200          552,384
     Molson Coors Brewing, Cl B ....................     13,100        1,165,114
                                                                    ------------
                                                                       1,717,498
                                                                    ------------
  FINANCIAL SERVICES  - 17.8%
     Alleghany * ...................................      1,522          639,240
     AllianceBernstein Holding LP (A)...............      7,200          604,224
     Associated Banc-Corp ..........................     40,700        1,169,718
     Axis Capital Holdings .........................     31,300        1,153,405
     Cullen ........................................     22,600        1,122,542
     Eaton Vance ...................................     27,300        1,142,778
     Federated Investors ...........................     31,400        1,130,714
     Lazard, Cl A ..................................     25,800          955,374
     Willis Group Holdings .........................     26,500        1,075,635
     Zions Bancorporation ..........................     15,200        1,133,160
                                                                    ------------
                                                                      10,126,790
                                                                    ------------
  HEALTH CARE  - 8.1%
     Alpharma, Cl A ................................     44,900        1,113,071

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  HEALTH CARE - CONTINUED
     Amedisys * ....................................     17,000     $    643,450
     Barr Pharmaceuticals * ........................     11,700          599,274
     CYTYC * .......................................     14,400          606,240
     Universal Health Services, Cl B ...............     21,000        1,101,240
     Valeant Pharmaceuticals International .........     35,200          552,288
                                                                    ------------
                                                                       4,615,563
                                                                    ------------
  INDUSTRIAL  - 7.0%
     ESCO Technologies * ...........................     33,700        1,222,299
     Gardner Denver * ..............................     28,000        1,164,520
     Lennox International ..........................      8,500          325,550
     Thomas & Betts * ..............................     21,100        1,303,980
                                                                    ------------
                                                                       4,016,349
                                                                    ------------
  MATERIALS & PROCESSING  - 6.3%
     Cambrex .......................................     45,200          617,432
     Eastman Chemical ..............................     16,700        1,149,294
     Jacobs Engineering Group * ....................     10,300          634,789
     Washington Group International * ..............     14,800        1,188,736
                                                                    ------------
                                                                       3,590,251
                                                                    ------------
  OTHER ENERGY  - 8.9%
     Arch Coal .....................................     36,600        1,093,974
     CNX Gas * .....................................     43,800        1,170,774
     FMC Technologies * ............................      6,700          613,184
     McDermott International * .....................      7,450          617,903
     Plains Exploration & Production * .............     24,600        1,062,966
     Unit * ........................................      9,500          523,070
                                                                    ------------
                                                                       5,081,871
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS  - 4.9%
     Equity Lifestyle Properties ...................     12,600          571,536
     Healthcare Realty Trust .......................     47,600        1,105,272
     Hospitality Properties Trust ..................     28,900        1,108,604
                                                                    ------------
                                                                       2,785,412
                                                                    ------------
  TECHNOLOGY  - 12.2%
     CACI International, Cl A * ....................     25,800        1,146,552

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  TECHNOLOGY - CONTINUED
     Cadence Design Systems * ......................     54,800     $  1,172,720
     Harris ........................................     22,900        1,256,752
     Jack Henry & Associates .......................     47,007        1,129,108
     Perot Systems, Cl A * .........................     68,800        1,047,136
     Sybase * ......................................     51,400        1,219,208
                                                                    ------------
                                                                       6,971,476
                                                                    ------------
  UTILITIES  - 7.9%
     DPL ...........................................     41,600        1,105,728
     PNM Resources .................................     43,200        1,115,856
     Southern Union ................................     36,300        1,120,944
     Wisconsin Energy ..............................     26,900        1,154,817
                                                                    ------------
                                                                       4,497,345
                                                                    ------------
     TOTAL COMMON STOCK
        (Cost $53,730,539) .........................                  54,127,780
                                                                    ------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 7.9%
--------------------------------------------------------------------------------
     SEI Daily Income Trust, Treasury Fund,
        Cl A, 5.170% (B)
        (Cost $4,490,863) ........................... 4,490,863        4,490,863
                                                                    ------------

     TOTAL INVESTMENTS - 102.8%
        (Cost $58,221,402)  + .......................               $ 58,618,643
                                                                    ============


  PERCENTAGES ARE BASED ON NET ASSETS OF $57,043,028.

  *   NON-INCOME PRODUCING SECURITY.
  (A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2007, THESE SECURITIES AMOUNTED TO $604,224 OR 1.06% OF NET ASSETS.
  (B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  CL       -  CLASS
  LP       -  LIMITED PARTNERSHIP

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $58,221,402, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,114,241 AND $(3,717,000), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

WHG-QH-006-0100

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 90.5%
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  AUTO & TRANSPORTATION  - 6.1%
     Arlington Tankers                                    4,200      $   113,190
     Horizon Lines, Cl A                                  4,000          115,440
     OceanFreight                                         4,800          114,672
                                                                     -----------
                                                                         343,302
                                                                     -----------
  CONSUMER DISCRETIONARY  - 13.5%
     Alberto-Culver                                       2,300           54,096
     Childrens Place Retail Stores *                      1,200           40,932
     CKE Restaurants                                      5,300           91,637
     LoJack *                                             5,200          110,864
     Macquarie Infrastructure Co Trust                    2,600          103,454
     Maidenform Brands *                                  2,800           50,344
     Marcus                                               4,900           96,432
     Orient-Express Hotels, Cl A                          2,200          102,190
     Warnaco Group *                                      3,200          115,552
                                                                     -----------
                                                                         765,501
                                                                     -----------
  CONSUMER STAPLES  - 1.9%
     J&J Snack Foods                                      3,100          106,795
                                                                     -----------

  ENERGY  - 8.5%
     Foundation Coal Holdings                             2,900          101,065
     NATCO Group, Cl A *                                  1,300           60,177
     Oil States International *                           2,800          122,472
     Penn Virginia                                        1,400           54,180
     Superior Offshore International *                    6,300           99,603
     Unit *                                                 800           44,048
                                                                     -----------
                                                                         481,545
                                                                     -----------
  FINANCIAL SERVICES  - 11.1%
     Boston Private Financial Holdings                    4,200          107,058
     Cathay General Bancorp                               3,400          104,074
     IPC Holdings                                         1,900           47,139
     KBW *                                                1,900           47,709
     SeaBright Insurance Holdings *                       6,800          123,284

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  FINANCIAL SERVICES - CONTINUED
     Sterling Financial                                   3,900      $    88,569
     Stifel Financial *                                   2,000          110,540
                                                                     -----------
                                                                         628,373
                                                                     -----------
  HEALTH CARE  - 1.9%
     Five Star Quality Care *                            14,700          108,780
                                                                     -----------

  INDUSTRIAL  - 11.7%
     Genlyte Group *                                      1,400           97,398
     Hurco *                                              1,200           55,896
     Kennametal                                           1,300           99,658
     Knoll                                                5,900          116,879
     Middleby *                                           1,900          117,819
     Moog, Cl A *                                         2,800          119,896
     NCI Building Systems *                               1,100           53,196
                                                                     -----------
                                                                         660,742
                                                                     -----------
  MATERIALS & PROCESSING  - 12.1%
     Claymont Steel *                                     5,700          113,601
     Layne Christensen *                                  2,700          121,959
     Northwest Pipe *                                     3,500          117,635
     RTI International Metals *                             700           55,468
     Tronox, Cl A                                         8,100           96,309
     URS *                                                2,100          103,446
     Washington Group International *                     1,000           80,320
                                                                     -----------
                                                                         688,738
                                                                     -----------
  REAL ESTATE INVESTMENT TRUSTS  - 9.2%
     Getty Realty                                         4,300          108,360
     LaSalle Hotel Properties                             2,700          108,081
     Lexington Realty Trust                               2,800           52,836
     Maguire Properties                                   1,700           48,637
     Post Properties                                      2,300          101,292
     Sunstone Hotel Investors                             4,100          101,762
                                                                     -----------
                                                                         520,968
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  TECHNOLOGY  - 8.8%
     Benchmark Electronics *                              5,000      $   111,000
     Epicor Software *                                    3,900           50,934
     Mantech International, Cl A *                        3,700          120,842
     SI International *                                   3,600          104,868
     Teledyne Technologies *                              2,500          110,925
                                                                     -----------
                                                                         498,569
                                                                     -----------
  UTILITIES  - 5.7%
     Cleco                                                5,000          118,750
     General Communication, Cl A *                        9,000          103,590
     Iowa Telecommunications Services                     5,000          102,800
                                                                     -----------
                                                                         325,140
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $5,426,615)                                              5,128,453
                                                                     -----------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 9.3%
--------------------------------------------------------------------------------
     SEI Daily Income Trust, Treasury Fund,
        Cl A, 5.170% (A)
        (Cost $530,763)                                 530,763          530,763
                                                                     -----------

     TOTAL INVESTMENTS - 99.8%
        (Cost $5,957,378)  +                                         $ 5,659,216
                                                                     ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $5,668,684.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  CL       -  CLASS

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $5,957,378, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $143,498 AND $(441,660), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND                               WHG SMALLCAP VALUE
                                                                            FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

 WHG-QH-009-0100

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 39.6%
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  AUTO & TRANSPORTATION  - 10.9%
     Arlington Tankers .............................    120,060    $   3,235,617
     Double Hull Tankers ...........................    212,300        3,781,063
     Omega Navigation Enterprises, Cl A ............    146,206        3,179,981
     Teekay LNG Partners LP (A).....................     89,100        3,158,595
     Teekay Offshore Partners LP (A)................     18,800          657,248
                                                                   -------------
                                                                      14,012,504
                                                                   -------------
  CONSUMER DISCRETIONARY  - 4.5%
     GateHouse Media ...............................    166,600        2,830,534
     Macquarie Infrastructure Co Trust .............     74,100        2,948,439
                                                                   -------------
                                                                       5,778,973
                                                                   -------------
  CONSUMER STAPLES  - 2.5%
     UST ...........................................     61,300        3,282,615
                                                                   -------------

  ENERGY  - 8.9%
     BreitBurn Energy Partners LP (A)...............     45,900        1,627,155
     Enterprise Products Partners LP (A)............    103,900        3,231,290
     Penn Virginia Resource Partners LP (A).........     53,000        1,630,280
     Plains All American Pipeline LP (A)............     52,000        3,267,680
     Universal Compression Partners LP (A)..........     43,300        1,666,184
                                                                   -------------
                                                                      11,422,589
                                                                   -------------
  FINANCIAL SERVICES  - 5.8%
     AllianceBernstein Holding LP (A)...............     18,100        1,518,952
     Allstate ......................................     30,000        1,594,500
     Bank of America ...............................     63,300        3,001,686
     Citigroup .....................................     29,800        1,387,786
                                                                   -------------
                                                                       7,502,924
                                                                   -------------
  HEALTH CARE  - 2.4%
     Pfizer ........................................    130,200        3,061,002
                                                                   -------------

  REAL ESTATE INVESTMENT TRUSTS  - 4.6%
     Getty Realty ..................................     57,600        1,451,520
     Healthcare Realty Trust .......................    130,300        3,025,566

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  REAL ESTATE INVESTMENT TRUSTS - CONTINUED
     Rayonier ......................................     35,900    $   1,520,006
                                                                   -------------
                                                                       5,997,092
                                                                   -------------
     TOTAL COMMON STOCK
        (Cost $48,809,117) .........................                  51,057,699
                                                                   -------------

--------------------------------------------------------------------------------
  PREFERRED STOCK - 18.8%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY  - 2.5%
     CBS, 7.250% ...................................    130,500        3,240,315
                                                                   -------------

  FINANCIAL SERVICES  - 14.0%
     Bank One Capital VI, 7.200% ...................    125,000        3,142,500
     Barclays Bank, 6.625% .........................    125,700        3,129,930
     Fannie Mae, 7.015% ............................     22,400        1,160,600
     General Electric Capital, 5.875% ..............    135,400        3,184,608
     Lehman Brothers Holdings, Ser G, 6.070% .......     91,800        2,290,410
     Metlife, Ser A, 6.355% ........................    122,000        3,117,100
     Wells Fargo Capital IV, 7.000% ................     81,400        2,048,838
                                                                   -------------
                                                                      18,073,986
                                                                   -------------
  REAL ESTATE INVESTMENT TRUST  - 2.3%
     Public Storage, Ser M, 6.625% .................    130,300        2,991,688
                                                                   -------------

     TOTAL PREFERRED STOCK
        (Cost $25,051,096) .........................                  24,305,989
                                                                   -------------

--------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCK - 4.2%
--------------------------------------------------------------------------------
  FINANCIAL SERVICES  - 3.1%
     Alleghany, 5.750% .............................      4,650        1,795,481
     Lehman Brothers Holdings, 6.250% (B)...........     84,400        2,205,372
                                                                   -------------
                                                                       4,000,853
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  UTILITIES  - 1.1%
     Entergy, 7.625% ...............................     24,200    $   1,500,400
                                                                   -------------

     TOTAL CONVERTIBLE PREFERRED STOCK
        (Cost $4,963,137) ..........................                   5,501,253
                                                                   -------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                         ------
     FHLB
        4.625%, 01/18/08............................ $2,000,000        1,993,696
        4.625%, 11/21/08............................  3,250,000        3,235,508
     FHLMC
        5.125%, 04/18/08............................  2,750,000        2,748,053
        3.625%, 09/15/08............................  3,000,000        2,954,304
        3.500%, 09/15/07............................  2,000,000        1,995,606
     FNMA
        3.250%, 11/15/07............................  2,500,000        2,485,160
     FNMA DN
        5.162%, 08/08/07 (C)........................  2,500,000        2,497,520
                                                                   -------------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $17,894,537) .........................                  17,909,847
                                                                   -------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 3.0%
--------------------------------------------------------------------------------
  ENERGY  - 1.3%
     Anadarko Petroleum
        5.755%, 09/15/09 (D)........................  1,750,000        1,751,860
                                                                   -------------

  FINANCIAL SERVICES  - 0.8%
     American Express MTN
        5.480%, 06/16/11 (D)........................  1,000,000          998,778
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT            VALUE
                                                         ------            -----
  INDUSTRIAL  - 0.9%
     Freeport-McMoRan Copper & Gold, 8.564%
        8.564%, 04/01/15 (D)........................ $1,100,000    $   1,133,000
                                                                   -------------

     TOTAL CORPORATE OBLIGATIONS
        (Cost $3,874,724) ..........................                   3,883,638
                                                                   -------------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 13.1%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
        4.908%, 08/23/07 (C)........................  2,500,000        2,492,488
                                                                   -------------

     U.S. Treasury Notes
        4.875%, 04/30/08............................  3,000,000        2,999,064
        4.875%, 05/31/08............................  2,725,000        2,725,212
        4.875%, 08/31/08............................  3,000,000        3,003,516
        4.250%, 10/31/07............................  2,700,000        2,695,783
        3.375%, 02/15/08............................  3,000,000        2,974,923
                                                                   -------------
                                                                      14,398,498
                                                                   -------------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $16,881,364) .........................                  16,890,986
                                                                   -------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 8.0%
--------------------------------------------------------------------------------
                                                         SHARES
                                                         ------
     Fidelity Money Management Fund, Cl I,
        5.390% (E) .................................  7,228,932        7,228,932
     SEI Daily Income Trust, Government Money
        Market Fund, Cl A, 5.260% (E) ..............  3,098,113        3,098,113
                                                                   -------------

     TOTAL SHORT-TERM INVESTMENTS
        (Cost $10,327,045) ..........................                 10,327,045
                                                                   -------------

     TOTAL INVESTMENTS - 100.6%
        (Cost $127,801,020)  + ......................              $ 129,876,457
                                                                   =============

THE ADVISORS' INNER CIRCLE FUND                                       WHG INCOME
                                                                OPPORTUNITY FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  PERCENTAGES ARE BASED ON NET ASSETS OF $129,047,990.

  (A) SECURITIES CONSIDERED MASTER LIMITED PARTNERSHIP. AT JULY 31, 2007, THESE SECURITIES AMOUNTED TO $16,757,384 OR 12.99% OF NET ASSETS.
  (B) SUBJECT TO EXCHANGE INTO SHARES OF COMMON STOCK OF GENERAL MILLS, INC.
  (C) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (D) FLOATING RATE SECURITY. RATE DISCLOSED IS THE RATE IN EFFECT AS OF JULY 31, 2007.
  (E) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  CL       -  CLASS
  DN       -  DISCOUNT NOTE
  FHLB     -  FEDERAL HOME LOAN BANK
  FHLMC    -  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA     -  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  LP       -  LIMITED PARTNERSHIP
  MTN      -  MEDIUM TERM NOTE
  SER      -  SERIES

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $127,801,020, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,639,585 AND $(3,564,148), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

  WHG-QH-005-0100

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 57.8%
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  CONSUMER DISCRETIONARY  - 4.0%
     Home Depot ....................................      1,800      $    66,906
     Macy's ........................................      1,800           64,926
     Nike, Cl B ....................................      1,800          101,610
     Walt Disney ...................................      4,100          135,300
                                                                     -----------
                                                                         368,742
                                                                     -----------
  CONSUMER STAPLES  - 3.8%
     Altria Group ..................................      2,100          139,587
     Colgate-Palmolive .............................      2,100          138,600
     General Mills .................................      1,200           66,744
                                                                     -----------
                                                                         344,931
                                                                     -----------
  ENERGY  - 8.9%
     Apache ........................................      1,600          129,344
     ConocoPhillips ................................      1,700          137,428
     Exxon Mobil ...................................      1,500          127,695
     Marathon Oil ..................................      2,500          138,000
     McDermott International * .....................        900           74,646
     Murphy Oil ....................................      2,200          136,488
     Occidental Petroleum ..........................      1,200           68,064
                                                                     -----------
                                                                         811,665
                                                                     -----------
  FINANCIAL SERVICES  - 14.2%
     Allstate ......................................      1,200           63,780
     American Express ..............................      2,200          128,788
     American International Group ..................      2,000          128,360
     Arch Capital Group * ..........................        900           62,694
     Bank of America ...............................      2,900          137,518
     Bank of New York Mellon .......................      1,500           63,825
     BlackRock .....................................        300           47,850
     Blackstone Group LP * .........................      1,900           45,619
     Citigroup .....................................      2,900          135,053
     Franklin Resources ............................        500           63,685
     Hartford Financial Services Group .............      1,500          137,805
     JP Morgan Chase ...............................      3,200          140,832

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  FINANCIAL SERVICES - CONTINUED
     Lazard, Cl A ..................................      1,900      $    70,357
     Mastercard, Cl A ..............................        400           64,320
                                                                     -----------
                                                                       1,290,486
                                                                     -----------
  HEALTH CARE  - 3.0%
     CVS/Caremark ..................................      4,000          140,760
     Pfizer ........................................      5,600          131,656
                                                                     -----------
                                                                         272,416
                                                                     -----------
  INDUSTRIALS  - 6.2%
     Eagle Bulk Shipping ...........................      3,100           81,592
     FedEx .........................................        600           66,444
     General Electric ..............................      3,700          143,412
     ITT ...........................................      1,000           62,880
     Textron .......................................        600           67,734
     United Technologies ...........................      2,000          145,940
                                                                     -----------
                                                                         568,002
                                                                     -----------
  MATERIALS & PROCESSING  - 2.2%
     Allegheny Technologies ........................        600           62,958
     Freeport-McMoRan Copper & Gold ................      1,500          140,970
                                                                     -----------
                                                                         203,928
                                                                     -----------
  TECHNOLOGY  - 8.9%
     Accenture, Cl A ...............................      2,400          101,112
     Automatic Data Processing .....................      3,000          139,260
     Cisco Systems * ...............................      2,600           75,166
     Electronic Data Systems .......................      2,600           70,174
     International Business Machines ...............        900           99,585
     MEMC Electronic Materials * ...................      1,100           67,452
     Microsoft .....................................      4,400          127,556
     Oracle * ......................................      6,700          128,104
                                                                     -----------
                                                                         808,409
                                                                     -----------
  TELECOMMUNICATION SERVICES  - 3.0%
     AT&T ..........................................      3,400          133,144
     Verizon Communications ........................      3,300          140,646
                                                                     -----------
                                                                         273,790
                                                                     -----------

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                         SHARES            VALUE
                                                         ------            -----
  UTILITIES  - 3.6%
     Dominion Resources ............................        800      $    67,376
     Exelon ........................................      1,900          133,285
     PG&E ..........................................      3,000          128,430
                                                                     -----------
                                                                         329,091
                                                                     -----------
     TOTAL COMMON STOCK
        (Cost $4,968,400) ..........................                   5,271,460
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.0%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT
                                                        ------
     FHLB
        5.375%, 05/18/16............................ $ 100,000          100,235
        5.125%, 06/18/08............................    70,000           69,990
        4.625%, 01/18/08............................    60,000           59,811
        4.625%, 11/21/08............................   120,000          119,465
        3.875%, 01/15/10............................    60,000           58,514
     FHLMC
        5.125%, 07/15/12............................   100,000          100,064
        5.000%, 07/15/14............................    60,000           59,312
        4.750%, 12/08/10............................    80,000           79,236
        4.250%, 07/15/09............................   125,000          123,410
        3.625%, 09/15/08............................   125,000          123,096
        3.500%, 09/15/07............................    75,000           74,835
     FNMA
        5.375%, 11/15/11............................    60,000           60,696
        5.000%, 04/15/15............................    60,000           58,999
        4.625%, 01/15/08............................    60,000           59,814
        4.375%, 03/15/13............................    60,000           57,766
        4.250%, 05/15/09............................   125,000          123,583
        4.250%, 08/15/10............................   100,000           97,878

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT            VALUE
                                                         ------            -----
     FNMA DN
        5.163%, 08/08/07 (B)........................ $  125,000      $   124,876
                                                                     -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $1,555,004) ..........................                   1,551,580
                                                                     -----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 3.1%
--------------------------------------------------------------------------------
  ENERGY  - 2.4%
     Apache
        5.250%, 04/15/13............................     75,000           73,831
     ChevronTexaco Capital
        3.375%, 02/15/08............................     75,000           74,259
     General Electric
        5.000%, 02/01/13............................     75,000           73,222
                                                                     -----------
                                                                         221,312
                                                                     -----------
  FINANCIAL SERVICES  - 0.7%
     Citigroup
        6.500%, 01/18/11............................     60,000           61,997
                                                                     -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $285,745) ............................                     283,309
                                                                     -----------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 18.7%
--------------------------------------------------------------------------------
     U.S. Treasury Bills
        4.908%, 08/23/07 (A)........................    110,000          109,669
        5.028%, 09/06/07 (A)........................    100,000           99,505
        4.789%, 11/15/07 (A)........................    150,000          147,886
                                                                     -----------
                                                                         357,060
                                                                     -----------
     U.S. Treasury Notes
        5.125%, 05/15/16............................    105,000          107,494
        4.875%, 04/30/08............................    115,000          114,964
        4.875%, 05/31/08............................    100,000          100,008
        4.875%, 08/31/08............................    125,000          125,147

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT            VALUE
                                                         ------            -----
     U.S. Treasury Notes - continued
        4.875%, 02/15/12............................ $   80,000      $    81,006
        4.750%, 02/28/09............................    125,000          125,195
        4.750%, 05/15/14............................    100,000          100,297
        4.250%, 10/31/07............................    125,000          124,805
        4.250%, 08/15/15............................     95,000           91,749
        4.000%, 02/15/15............................    110,000          104,861
        3.375%, 02/15/08............................    125,000          123,955
        3.375%, 12/15/08............................    150,000          147,410
                                                                     -----------
                                                                       1,346,891
                                                                     -----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,705,416) ..........................                   1,703,951
                                                                     -----------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS - 4.5%
--------------------------------------------------------------------------------
                                                         SHARES
                                                         ------
     Fidelity Money Management Fund, Cl I,
        5.390% (B) .................................    265,793          265,793
     SEI Daily Income Trust, Treasury Fund,
        Cl A, 5.170% (B) ...........................    137,791          137,791
                                                                     -----------
     TOTAL SHORT-TERM INVESTMENTS
        (Cost $403,584) .............................                    403,584
                                                                     -----------
     TOTAL INVESTMENTS - 101.1%
        (Cost $8,918,149)  + ........................                $ 9,213,884
                                                                     ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $9,117,540.

  *   NON-INCOME PRODUCING SECURITY.
  (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
  (B) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------

  CL       -  CLASS
  DN       -  DISCOUNT NOTE
  FHLB     -  FEDERAL HOME LOAN BANK
  FHLMC    -  FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA     -  FEDERAL NATIONAL MORTGAGE ASSOCIATION
  LP       -  LIMITED PARTNERSHIP

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $8,918,149, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $469,219 AND $(173,484), RESPECTIVELY.

      FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

  WHG-QH-008-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.